Partners' Capital (Tables)	6 Months Ended
Jun. 30, 2012
Partners' Capital (Abstract)
Partnership Units (Table Text Block)

	As of June 30, 2012	As of December 31, 2011
Limited partner units	69,372,077	69,372,077
General partner units	1,415,757	1,415,757
Pr Preferred partner units	15,555,554	—

Total partnership units	86,343,388	70,787,834

Distribution to unitholders (Table Text Block)

Date declared	April 24, 2012	January 23, 2012	April 21, 2011	January 21, 2011
Distributions per unit declared	$0.2325	0.2325	$0.2325	$0.2325
Common units entitled to distribution	69,372,077	69,372,077	37,946,183	37,946,183
General partner and IDR distributions	$329	329	$180	$180